Paula Winner Barnett, Esq.
17967 Boris Drive, Encino, CA 91316
tel (818) 776-9881
fax (818) 743-7491
pwbarnett@sbcglobal.net
November 28, 2005
VIA EDGAR AND FACSIMILE
Steven Jacobs, Accounting Branch Chief
Matthew Maulbeck, Staff Accountant
Division of Corporate Finance
Securities and Exchange Commission
450 Fifth Street, N.W., Mail Stop 6010
Washington, D.C. 20549-0306

Re:	EUPA International Corporation Form 10-KSB for the Year Ended December 31, 2004 Filed March 31, 2005 File No. 0-26539 (the “Form 10-KSB”)
Dear Messrs. Jacobs and Maulbeck:
On behalf of EUPA International Corporation (the “Company”), the following are the Company’s responses to the corresponding numbered comments in the October 24, 2005 letter from the Securities and Exchange Commission (the “Commission”). The Company has filed on the EDGAR system an amended Form 10-KSB, entitled Form 10-KSB/A (No. 1) for the fiscal year ended December 31, 2004 (the “Amended Form 10-KSB/A (No. 1)”) to conform the Amended Form 10-KSB/A (No. 1) to the Commission’s comments in its above-referenced letter. Marked copies of the relevant pages of the Amended Form 10-KSB/A (No. 1) have been sent by facsimile to your attention.
Form 10-KSB/A (No.1) for the year ended December 31, 2004
Item 8A. Controls and Procedures, page 9
1.	Please revise to disclose whether there were any changes in your internal controls over financial reporting during the most recent fiscal quarter. Reference is made to Item 308(c) of Regulation S-B.
     Response
The Company has revised its disclosure contained in its Amended Form 10-KSB/A (No. 1) to state that there was no change in its internal control over financial reporting during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Messrs. Jacobs and Maulbeck
November 28, 2005

Financial Statements for the year ended December 31, 2004, pages F-1 – F-20
Auditor’s Report, page F-1
2.	Please revise to state that the audit was conducted in accordance with the standards of the Public Company Accounting Oversights Board (United States) as opposed to auditing standards generally accepted in the United States of America. Refer to PCAOB Auditing Standard No. 1.
     Response
The Independent Auditor’s Report has been revised to state that the audit was conducted in accordance with the standards of the Public Company Accounting Oversights Board (United States).
Note D – Intangible Assets, page F-12
3.	We note your statement in Note B that “intangible assets determined to have indefinite useful lives are not amortized.” Please tell us whether you have determined that any of your intangible assets have indefinite useful lives and if so, please provide a detailed description of your basis for concluding that such assets have indefinite useful lives. In addition, please explain the nature of the transactions in which intangible assets were acquired during each reporting period.
     Response
The Company does not have any intangible assets with indefinite useful lives. The Company maintains and administers a portfolio of patents currently consisting of approximately 100 patents issued in the United States and abroad and certain trademarks. Costs incurred in the maintenance and administration of these patents and trademarks are expensed when incurred. However, when the Company applies for new patents and trademarks, the costs associated with such applications are capitalized and amortized accordingly. The Company’s intangible assets are comprised of the costs associated with the pursuit of these new patents and trademarks. These costs are amortized based on their useful life in accordance with Statement of Financial Accounting Standards 142 (“SFAS 142”) on the date such costs are incurred.
Note G — Income Taxes, page F-13
4.	Please explain to us why you have not been liable for any federal or international income taxes during the reporting periods.
     Response
For the year ended December 31, 2004, the Company had pre-tax consolidated income from continuing operations of $395,287. As of December 31, 2004 the Company’s consolidated net income was $475,163. Although the Company recognized $517,061 as other income due to a liquidating distribution from its

Messrs. Jacobs and Maulbeck
November 28, 2005

wholly-owned subsidiary, Union Channel Limited, a Hong Kong corporation (“Union”), in accordance with Internal Revenue Service Code Sec. 332 (a), a parent entity does not recognize any gain or loss as a result of a liquidating distribution by a subsidiary entity which is at least 80% owned by the parent entity. The Company had a loss of approximately $121,774 in its continuing operations. As a result, the Company’s provision for federal income tax was zero.

For the year ended December 31, 2003, the Company had pre-tax consolidated income from continuing operations of $74,218. As of December 31, 2003 the Company’s consolidated net income was $77,776. The Company’s provision for income tax of $7,040 for this period was for state income tax due on taxable income. The Company had a net operating loss carryover from prior years which fully eliminated the Company’s federal income tax liability.

The Company discontinued operations of Union in the third quarter of 2002. Union had no operations and thus no revenues during the years ended December 31, 2004 and 2003, and only a nominal amount of interest earnings on cash balances, $1,480 for 2004 and $10,598 for 2003. The Company had over accrued its provision of income tax for the fiscal year ended 2002 and the over accrual covered the minimal international income taxes for 2003 and 2004. As a result, the Company did not accrue additional amounts for the provision of income tax for the years ended December 2004 and 2003. The Company had no international income tax liability associated with its discontinued operations of Union for the year ended December 31, 2004 and only minimal international income tax liability for the year ended December 31, 2003.
Note I – Discontinued Operations, page F-17
5.	Please tell us why you recognized a $79,996 income tax benefit in 2004 with respect to this discontinued operation.
     Response
As mentioned in Response No. 4 above, the Company discontinued operations of Union in the third quarter of 2002. Union had no operations during the fiscal years ended December 31, 2004 and 2003. For the year ended December 31, 2002, the Company’s provision for income tax on its consolidated statement of operations, which was related to Union, was $79,996 higher then its actual income tax liability. This over accrual of $79,996 for income taxes for Union was reversed during the fiscal year ended December 31, 2004.
Note M – Liquidation Distribution, page F-20
6.	We are unclear as to the nature of this transaction. Please provide us with a detailed description of this liquidating distribution and your accounting basis for simultaneously recognizing the $517,061 amount as other income on the statement of operations and a reduction of retained earnings on the statement of changes in stockholders’ equity.

Messrs. Jacobs and Maulbeck
November 28, 2005

     Response
During the fiscal year ended December 31, 2004 the Company received a liquidating distribution of cash from Union as the final step prior to the dissolution of Union. The Company accounted for this transaction by debiting cash, crediting its investment in Union and crediting other income for the balance. Union accounted for this transaction by crediting cash and capital stock and debiting retained earnings. Union closed its books showing zero assets, liabilities and stockholder’s equity. The Company’s retained earnings were reduced proportionately by the amount of this distribution, as the Company had previously included this amount in its consolidated revenues.
The Company acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the commission from taking any action with respect to the filings; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.
The Company’s officers and I are available to discuss with you any further comments or questions you may have to assist your review of the Amended Form 10-KSB/A (No.1).

Very truly yours,
/s/ Paula Winner Barnett
Paula Winner Barnett

cc:    Mr. Kung-Chieh Huang